Shareholder Report, Line Graph (Details) 197215_Pacer Global Cash Cows Dividend ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Pacer Global Cash Cows Dividend ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Pacer Global Cash Cows Dividend ETF NAV
Accumulated Value	$ 21,353	$ 19,041	$ 17,935	$ 16,529	$ 14,996	$ 11,356	$ 13,735	$ 13,011	$ 11,736	$ 10,864	$ 28,242
Pacer Global Cash Cows Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Pacer Global Cash Cows Dividend Index
Accumulated Value	23,171	20,495	19,120	17,554	15,731	11,796	14,120	13,290	11,850	10,902	$ 30,827
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index
Accumulated Value	27,470	24,493	20,689	20,052	20,783	14,301	14,897	13,991	12,358	10,778	$ 35,480
MSCI World Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Value Index
Accumulated Value	$ 21,906	$ 19,739	$ 17,532	$ 17,215	$ 16,901	$ 12,018	$ 14,089	$ 13,665	$ 12,468	$ 10,855	$ 27,746